Contents of Significant Accounts - Summary of disposed and derecognized partial equity instrument investments measured at fair value through other comprehensive income (Detail) - TWD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Disposed And Derecognized Partial Equity Instrument Investments Measured At Fair Value Through Other Comprehensive Income [Abstract]
Fair value on the date of disposal	$ 0	$ 9,012,450
Cumulative gains (losses) reclassified to retained earnings due to derecognition	$ 0	$ 1,825,365